Intangible assets and goodwill (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance		R$ 1,050,357		R$ 281,475
Changes in intangible assets other than goodwill [abstract]
Additions		25,031		22,143
Additions due to acquisitions		488,549
Transfers		0		0
Disposals		(25)
Hyperinflation adjustment		105
Impairment		(136,723)
Closing balance		1,377,232		1,050,357
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance		1,168,697		364,205
Changes in intangible assets other than goodwill [abstract]
Additions		42,495		13,467
Additions due to acquisitions		488,549		791,025
Transfers		0		0
Disposals		(77)
Hyperinflation adjustment		105
Impairment		(136,723)
Closing balance		1,563,046		1,168,697
Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance		(118,340)		(82,730)
Changes in intangible assets other than goodwill [abstract]
Amortization additions		67,526		35,610
Additions due to acquisitions		0		0
Transfers		0		0
Disposals		52
Hyperinflation adjustment		0
Impairment		0
Closing balance		(185,814)		(118,340)
Intangible assets under development
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	[1]	7,723
Changes in intangible assets other than goodwill [abstract]
Closing balance	[1]	41,707		7,723
Intangible assets under development | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance		7,723	[1]	8,433
Changes in intangible assets other than goodwill [abstract]
Additions		39,714	[1]	9,849
Additions due to acquisitions		0	[1]	0
Transfers		(5,872)	[1]	(10,559)
Disposals	[1]	0
Hyperinflation adjustment	[1]	142
Impairment	[1]	0
Closing balance	[1]	41,707		7,723
Intangible assets under development | Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance		0	[1]	0
Changes in intangible assets other than goodwill [abstract]
Amortization additions				0
Additions due to acquisitions				0
Transfers				0
Closing balance	[1]	0		0
Software license
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance		4,139
Changes in intangible assets other than goodwill [abstract]
Additions due to acquisitions				791,025
Closing balance		R$ 4,977		R$ 4,139
Software license | Minimum
Intangible assets and goodwill
Average annual amortization rates %		20.00%		20.00%
Software license | Maximum
Intangible assets and goodwill
Average annual amortization rates %		50.00%		50.00%
Software license | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance		R$ 7,449		R$ 3,584
Changes in intangible assets other than goodwill [abstract]
Additions		2,777		3,517
Additions due to acquisitions		0		0
Transfers		0		348
Disposals		(77)
Hyperinflation adjustment		(37)
Impairment		0
Closing balance		10,112		7,449
Software license | Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance		(3,310)		(2,172)
Changes in intangible assets other than goodwill [abstract]
Amortization additions		1,877		2,002
Additions due to acquisitions		0		0
Transfers		0		864
Disposals		52
Hyperinflation adjustment		0
Impairment		0
Closing balance		R$ (5,135)		R$ (3,310)
Database
Intangible assets and goodwill
Average annual amortization rates %		10.00%		10.00%
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance		R$ 333
Changes in intangible assets other than goodwill [abstract]
Closing balance		253		R$ 333
Database | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance		800		800
Changes in intangible assets other than goodwill [abstract]
Additions		0		0
Additions due to acquisitions		0		0
Transfers		0		0
Disposals		0
Hyperinflation adjustment		0
Impairment		0
Closing balance		800		800
Database | Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance		(467)		(387)
Changes in intangible assets other than goodwill [abstract]
Amortization additions		80		80
Additions due to acquisitions		0		0
Transfers		0		0
Disposals		0
Hyperinflation adjustment		0
Impairment		0
Closing balance		(547)		(467)
Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance		813,912
Changes in intangible assets other than goodwill [abstract]
Closing balance		923,439		813,912
Goodwill | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance		813,912		163,394
Changes in intangible assets other than goodwill [abstract]
Additions		0		0
Additions due to acquisitions		246,250		650,518
Transfers		0		0
Disposals		0
Hyperinflation adjustment		0
Impairment		(136,723)
Closing balance		923,439		813,912
Goodwill | Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance		0
Changes in intangible assets other than goodwill [abstract]
Closing balance		R$ 0		R$ 0
Customer portfolio
Intangible assets and goodwill
Average annual amortization rates %		10.00%		10.00%
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance		R$ 38,751
Changes in intangible assets other than goodwill [abstract]
Closing balance		36,481		R$ 38,751
Customer portfolio | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance		118,854		112,929
Changes in intangible assets other than goodwill [abstract]
Additions		0		0
Additions due to acquisitions		12,594		5,925
Transfers		0		0
Disposals		0
Hyperinflation adjustment		0
Impairment		0
Closing balance		131,448		118,854
Customer portfolio | Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance		(80,103)		(67,524)
Changes in intangible assets other than goodwill [abstract]
Amortization additions		14,864		12,579
Additions due to acquisitions		0		0
Transfers		0		0
Disposals		0
Hyperinflation adjustment		0
Impairment		0
Closing balance		R$ (94,967)		R$ (80,103)
Non-compete
Intangible assets and goodwill
Average annual amortization rates %	[1]	20.00%		20.00%
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	[1]	R$ 2,360
Changes in intangible assets other than goodwill [abstract]
Closing balance	[1]	1,551		R$ 2,360
Non-compete | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	[1]	2,697		0
Changes in intangible assets other than goodwill [abstract]
Additions	[1]	0		0
Additions due to acquisitions	[1]	0		2,697
Transfers	[1]	0		0
Disposals	[1]	0
Hyperinflation adjustment	[1]	0
Impairment	[1]	0
Closing balance	[1]	2,697		2,697
Non-compete | Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	[1]	(337)		0
Changes in intangible assets other than goodwill [abstract]
Amortization additions	[1]	809		337
Additions due to acquisitions	[1]	0		0
Transfers	[1]	0		0
Disposals	[1]	0
Hyperinflation adjustment	[1]	0
Impairment	[1]	0
Closing balance	[1]	(1,146)		(337)
Brands and patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance		25
Changes in intangible assets other than goodwill [abstract]
Closing balance		29		25
Brands and patents | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance		25		0
Changes in intangible assets other than goodwill [abstract]
Additions		4		24
Additions due to acquisitions		0		1
Transfers		0		0
Disposals		0
Hyperinflation adjustment		0
Impairment		0
Closing balance		29		25
Brands and patents | Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance		0
Changes in intangible assets other than goodwill [abstract]
Closing balance		0		0
Platform
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance		183,114
Changes in intangible assets other than goodwill [abstract]
Closing balance		R$ 368,795		R$ 183,114
Platform | Minimum
Intangible assets and goodwill
Average annual amortization rates %		10.00%		10.00%
Platform | Maximum
Intangible assets and goodwill
Average annual amortization rates %		20.00%		20.00%
Platform | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance		R$ 217,237		R$ 75,065
Changes in intangible assets other than goodwill [abstract]
Additions		0		77
Additions due to acquisitions		229,705		131,884
Transfers		5,872		10,211
Disposals		0
Hyperinflation adjustment		0
Impairment		0
Closing balance		452,814		217,237
Platform | Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance		(34,123)		(12,647)
Changes in intangible assets other than goodwill [abstract]
Amortization additions		49,896		20,612
Additions due to acquisitions		0		0
Transfers		0		(864)
Disposals		0
Hyperinflation adjustment		0
Impairment		0
Closing balance		R$ (84,019)		R$ (34,123)

[1]	Refers to the non-compete agreement between former stakeholders from Smarkio and D1 after the conclusion of acquisition of this subsidiary.